Retirement Plans (Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013	May 27, 2012
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligation for all pension plans	$ 267.6	$ 265.0
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	267.6	265.0
Fair value of plan assets	234.1	203.5
Projected benefit obligations for all plans with projected benefit obligations in excess of plan assets	$ 276.8	$ 274.4